PREFERRED STOCK (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 16, 2009	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)			13,653
Preferred stock, liquidation preference (in dollars per share)		$ 1,000	$ 1,000	$ 1,000
Warrant to purchase the shares of common stock (in shares)	778,421
Term of warrant	10 years
Exercise price of warrants (in dollars per share)	$ 6.27
Proceeds from issuance of preferred stock and of warrants	$ 32,500,000
Proceeds allocated to the Warrant	2,200,000
Repurchase from private investors in par value		7,100,000	8,000,000
Repurchase of preferred shares, net		6,600,000	7,951,199	6,608,067
Average discount from par value (as a percent)		7.20%
Equity Stake held by U.S. Treasury			0
Repurchase of common stock warrant		1,100,000		1,110,000
Benefit from repurchase of stock		364,000
Reduction in total stockholders' equity from repurchase		$ 7,700,000		$ 7,700,000
Warrant
Stockholders' equity
Risk-free interest rate (as a percent)	4.30%
Expected volatility (as a percent)	35.53%
Dividend yield (as a percent)	4.27%
Series A Preferred Stock
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)	32,538
Preferred stock, liquidation preference (in dollars per share)	$ 1,000
Risk-adjusted rate of return (as a percent)	12.00%
Preferred stock discount amortization period	5 years
Series A Preferred Stock | First five years (January 16, 2009 to January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)			5.00%
Period over which cumulative Preferred Stock dividends are paid at 5% per year			5 years
Series A Preferred Stock | Thereafter (beginning January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)			9.00%